Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 110,213	$ 100,331
Restricted cash, current	25,026
Accounts receivable, net	85,491	71,088
Contract assets	30,632	38,802
Prepaid expenses	27,333	27,231
Other current assets	9,902	7,329
Total current assets	288,597	244,781
Property and equipment, net	19,016	11,552
Intangible assets, net	115,539	129,670
Operating lease right-of-use assets	7,488	7,011
Goodwill	326,011	326,011
Deferred tax asset	1,192
Investments	31,717	26,399
Restricted cash, non-current		25,462
Other assets	2,706	4,838
Total assets	792,266	775,724
Current liabilities:
Accounts payable	36,661	57,379
Accrued expenses	79,172	56,331
Deferred revenue	73,388	44,345
Current debt	19	7,573
Operating lease liabilities, current	3,003	3,610
Other current liabilities	9,327	13,676
Total current liabilities	201,570	182,914
Long-term debt – less current portion		19
Deferred tax liability	13,802	15,335
Operating lease liabilities, non-current	4,489	3,501
Other liabilities	0	936
Total liabilities	219,861	202,705
Commitments and contingencies (Note 20)
Shareholders' deficit
Additional paid-in capital	1,700,065	1,646,082
Treasury stock, at cost, 4,105,948 shares at December 31, 2024 and December 31, 2023	(17,653)	(17,653)
Accumulated deficit	(1,087,527)	(1,024,487)
Accumulated other comprehensive loss	(24,635)	(33,057)
Total shareholders' equity	572,405	573,019
Total liabilities and shareholders' equity	792,266	775,724
Common Class B [Member]
Shareholders' deficit
Common shares, Value	2	2
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 2,153	$ 2,132